AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.0%
	AEROSPACE/DEFENSE — 1.8%
1,112	Boeing Co.*	$240,715
1,570	General Electric Co.	586,756
506	Honeywell Aerospace, Inc.*	111,867
1,880	RTX Corp.	356,692
		1,296,030
	AGRICULTURE — 0.3%
1,107	Altria Group, Inc.	79,649
862	Philip Morris International, Inc.	155,944
		235,593
	AUTO MANUFACTURERS — 0.1%
125	Tesla, Inc.*	52,575

	BANKS — 2.2%
4,837	Bank of America Corp.	275,612
1,198	Citigroup, Inc.	167,672
202	Goldman Sachs Group, Inc.	204,297
1,847	JPMorgan Chase & Co.	604,579
883	Morgan Stanley	184,582
1,982	Wells Fargo & Co.	163,792
		1,600,534
	BEVERAGES — 0.5%
2,748	Coca-Cola Co.	223,330
495	Monster Beverage Corp.*	47,579
894	PepsiCo, Inc.	121,048
		391,957
	BIOTECHNOLOGY — 0.1%
82	Amgen, Inc.	29,694
532	Corteva, Inc.	45,055
		74,749
	BUILDING MATERIALS — 0.0%
48	Martin Marietta Materials, Inc.	27,682

	CHEMICALS — 0.5%
155	Air Products and Chemicals, Inc.	45,443
218	Ecolab, Inc.	60,737
398	Linde PLC[1]	206,538
201	Sherwin-Williams Co.	69,208
		381,926

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMPUTERS — 11.8%
7,588	Accenture PLC - Class A1	$944,251
3,285	Apple, Inc.[2]	950,547
3,172	Crowdstrike Holdings, Inc. - Class A*,2	2,420,680
7,295	Fortinet, Inc.*,2	1,120,658
11,594	International Business Machines Corp.[2]	3,260,349
		8,696,485
	COSMETICS/PERSONAL CARE — 0.4%
525	Colgate-Palmolive Co.	48,132
1,520	Procter & Gamble Co.	222,893
		271,025
	DISTRIBUTION/WHOLESALE — 0.5%
11,765	Copart, Inc.*	331,655

	DIVERSIFIED FINANCIAL SERVICES — 6.9%
392	American Express Co.	132,594
2,724	Coinbase Global, Inc. - Class A*	398,222
7,244	Mastercard, Inc. - Class A2	3,720,518
2,527	Visa, Inc. - Class A2	866,988
		5,118,322
	ELECTRIC — 0.0%
25	Constellation Energy Corp.	6,209
148	NextEra Energy, Inc.	12,990
		19,199
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
617	Eaton Corp. PLC[1]	262,916

	ELECTRONICS — 0.2%
506	Honeywell International, Inc.	113,294

	FOOD — 0.1%
348	Kroger Co.	19,324
778	Mondelez International, Inc. - Class A	45,000
		64,324
	HEALTHCARE-PRODUCTS — 2.9%
3,201	Abbott Laboratories	290,459
508	Agilent Technologies, Inc.	67,477
2,545	Boston Scientific Corp.*	108,620
1,304	Danaher Corp.	248,386
1,037	Edwards Lifesciences Corp.*	93,807
771	GE HealthCare Technologies, Inc.	49,352

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
139	IDEXX Laboratories, Inc.*	$73,175
654	Intuitive Surgical, Inc.*	260,083
2,365	Medtronic PLC[1]	185,014
218	Natera, Inc.*	59,176
256	ResMed, Inc.	49,889
714	Stryker Corp.	224,796
733	Thermo Fisher Scientific, Inc.	367,497
196	Waters Corp.*	73,508
		2,151,239
	HEALTHCARE-SERVICES — 1.7%
885	Centene Corp.*	56,808
486	Cigna Group	133,981
400	Elevance Health, Inc.	154,692
305	HCA Healthcare, Inc.	118,916
216	Humana, Inc.	85,800
1,672	UnitedHealth Group, Inc.[2]	694,933
		1,245,130
	INSURANCE — 2.0%
2,880	Berkshire Hathaway, Inc. - Class B*,2	1,441,123

	INTERNET — 30.3%
5,672	Airbnb, Inc. - Class A*	811,663
9,408	Alphabet, Inc. - Class A2	3,362,137
363	Amazon.com, Inc.*	86,517
3,434	AppLovin Corp. - Class A*	1,769,300
4,947	DoorDash, Inc. - Class A*	912,870
5,406	eBay, Inc.	604,121
642	MercadoLibre, Inc.*	1,089,724
5,657	Meta Platforms, Inc. - Class A2	3,186,532
41,598	Netflix, Inc.*,2	2,970,097
10,979	Palo Alto Networks, Inc.*,2	3,744,059
9,649	Robinhood Markets, Inc. - Class A*	967,602
2,333	Spotify Technology S.A.*,1	1,071,150
23,977	Uber Technologies, Inc.*,2	1,730,180
		22,305,952
	IRON/STEEL — 0.1%
154	Nucor Corp.	34,303
115	Steel Dynamics, Inc.	26,388
		60,691
	MACHINERY-CONSTRUCTION & MINING — 1.0%
699	Caterpillar, Inc.	744,365

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING (Continued)
18	GE Vernova, Inc.	$21,148
		765,513
	MACHINERY-DIVERSIFIED — 0.3%
401	Deere & Co.	254,366

	MEDIA — 0.1%
65	Charter Communications, Inc. - Class A*	9,244
2,177	Comcast Corp. - Class A	53,445
76	EchoStar Corp. - Class A*	7,714
		70,403
	MINING — 0.2%
1,248	Freeport-McMoRan, Inc.	78,487
835	Newmont Corp.	77,989
		156,476
	OIL & GAS — 0.7%
795	Chevron Corp.	131,779
491	ConocoPhillips	51,044
183	EOG Resources, Inc.	23,741
1,659	Exxon Mobil Corp.	226,819
114	Marathon Petroleum Corp.	29,146
156	Phillips 66	26,372
115	Valero Energy Corp.	29,951
		518,852
	OIL & GAS SERVICES — 0.0%
584	SLB Ltd.[1]	27,150

	PHARMACEUTICALS — 1.1%
269	AbbVie, Inc.	67,691
475	Becton Dickinson & Co.	71,882
341	Cencora, Inc.	96,496
2,206	CVS Health Corp.	228,211
676	Dexcom, Inc.*	45,529
130	Eli Lilly & Co.	155,926
367	Johnson & Johnson	93,207
377	Merck & Co., Inc.	48,444
		807,386
	PIPELINES — 0.1%
780	Kinder Morgan, Inc.	24,937
487	Williams Cos., Inc.	36,203
		61,140

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 0.5%
15	Costco Wholesale Corp.	$14,032
34	Home Depot, Inc.	11,991
3,104	Walmart, Inc.	351,559
		377,582
	SEMICONDUCTORS — 3.3%
365	Advanced Micro Devices, Inc.*	212,032
175	Applied Materials, Inc.	126,525
1,059	Broadcom, Inc.	400,037
1,031	Intel Corp.*	143,959
273	Lam Research Corp.	118,299
237	Micron Technology, Inc.	273,567
5,501	NVIDIA Corp.	1,100,695
201	Texas Instruments, Inc.	59,912
		2,435,026
	SOFTWARE — 30.1%
4,937	Adobe, Inc.*,2	1,012,184
2,608	Autodesk, Inc.*,2	507,047
3,450	Cadence Design Systems, Inc.*,2	1,294,854
3,178	Cloudflare, Inc. - Class A*	779,500
5,056	CoreWeave, Inc. - Class A*	503,274
3,673	Datadog, Inc. - Class A*	956,302
2,688	Electronic Arts, Inc.	551,148
3,418	Intuit, Inc.[2]	892,098
7,948	Microsoft Corp.[2]	2,964,763
15,849	Oracle Corp.[2]	2,322,671
22,859	Palantir Technologies, Inc. - Class A*	2,666,960
8,178	ROBLOX Corp. - Class A*	444,720
1,242	Roper Technologies, Inc.[2]	420,280
11,544	Salesforce, Inc.[2]	1,808,483
13,083	ServiceNow, Inc.*,2	1,298,880
4,629	Snowflake, Inc.*,2	1,178,080
4,125	Strategy, Inc.*	358,586
2,396	Synopsys, Inc.*,2	1,068,784
1,907	Take-Two Interactive Software, Inc.*	476,712
294	Veeva Systems, Inc. - Class A*	52,176
2,534	Workday, Inc. - Class A*,2	310,212
3,522	Zoom Communications, Inc.*	303,984
		22,171,698
	TELECOMMUNICATIONS — 0.5%
171	AST SpaceMobile, Inc.*	15,195
4,237	AT&T, Inc.	87,706
873	Cisco Systems, Inc.	102,543

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
39	Globalstar, Inc.*	$3,170
527	Lumen Technologies, Inc.*	4,048
67	Millicom International Cellular S.A.[1]	6,081
370	T-Mobile US, Inc.	62,060
2,589	Verizon Communications, Inc.	109,618
		390,421
	TRANSPORTATION — 0.3%
892	Union Pacific Corp.	242,624
	TOTAL COMMON STOCKS
	(Cost $59,173,723)	74,421,038

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$2,230,958	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	2,230,958
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,230,958)	2,230,958

	TOTAL INVESTMENTS — 104.0%
	(Cost $61,404,681)	76,651,996

	Liabilities in Excess of Other Assets — (4.0)%	(2,928,326)
	TOTAL NET ASSETS — 100.0%	$73,723,670

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2026, the aggregate value of those securities was $25,950,259, representing 35.2% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/2/26	$85,203,270	$1,305	$(111,940)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	7/2/26	23,804,053	1,001	(2,491,848)
TOTAL EQUITY SWAP CONTRACTS								$(2,603,788)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 4.00% and (4.00)%, respectively.
[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of			Percentage of Equity
Shares	Description	Value	Swap's Notional Amount
3,524	Palo Alto Networks, Inc.	$1,201,754	5.05%
2,325	Mastercard, Inc. - Class A	1,194,120	5.02%
3,020	Alphabet, Inc. - Class A	1,079,257	4.53%
3,722	International Business Machines Corp.	1,046,664	4.40%
1,816	Meta Platforms, Inc. - Class A	1,022,935	4.30%
13,352	Netflix, Inc.	953,333	4.00%
2,551	Microsoft Corp.	951,574	4.00%
7,337	Palantir Technologies, Inc. - Class A	856,008	3.60%
1,018	Crowdstrike Holdings, Inc. - Class A	776,877	3.26%
5,087	Oracle Corp.	745,500	3.13%
3,706	Salesforce, Inc.	580,582	2.44%
1,102	AppLovin Corp. - Class A	567,783	2.39%
7,696	Uber Technologies, Inc.	555,343	2.33%
925	Berkshire Hathaway, Inc. - Class B	462,861	1.94%
4,199	ServiceNow, Inc.	416,877	1.75%
1,108	Cadence Design Systems, Inc.	415,855	1.75%
1,486	Snowflake, Inc.	378,187	1.59%
2,341	Fortinet, Inc.	359,624	1.51%
1,766	NVIDIA Corp.	353,359	1.48%
206	MercadoLibre, Inc.	349,662	1.47%
749	Spotify Technology S.A.	343,888	1.44%
769	Synopsys, Inc.	343,028	1.44%
1,585	Adobe, Inc.	324,957	1.37%
3,097	Robinhood Markets, Inc. - Class A	310,567	1.30%
1,179	Datadog, Inc. - Class A	306,964	1.29%
1,054	Apple, Inc.	304,985	1.28%
2,436	Accenture PLC - Class A	303,136	1.27%
1,588	DoorDash, Inc. - Class A	293,034	1.23%
1,097	Intuit, Inc.	286,317	1.20%
811	Visa, Inc. - Class A	278,246	1.17%
1,821	Airbnb, Inc. - Class A	260,585	1.09%
1,020	Cloudflare, Inc. - Class A	250,186	1.05%
224	Caterpillar, Inc.	238,538	1.00%
537	UnitedHealth Group, Inc.	223,193	0.94%
593	JPMorgan Chase & Co.	194,107	0.82%
1,735	eBay, Inc.	193,886	0.81%
504	General Electric Co.	188,360	0.79%
863	Electronic Arts, Inc.	176,950	0.74%
837	Autodesk, Inc.	162,730	0.68%
1,623	CoreWeave, Inc. - Class A	161,553	0.68%
612	Take-Two Interactive Software, Inc.	152,988	0.64%
2,625	ROBLOX Corp. - Class A	142,748	0.60%
399	Roper Technologies, Inc.	135,018	0.57%
340	Broadcom, Inc.	128,435	0.54%
874	Coinbase Global, Inc. - Class A	127,770	0.54%
235	Thermo Fisher Scientific, Inc.	117,820	0.49%
1,324	Strategy, Inc.	115,095	0.48%
603	RTX Corp.	114,407	0.48%
996	Walmart, Inc.	112,807	0.47%
3,776	Copart, Inc.	106,445	0.45%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.